Share-Based Compensation Plan	12 Months Ended
Dec. 31, 2024
Share-Based Compensation Plan [Abstract]
Share-based compensation plan

Note 19. Share-based compensation plan

On November 27, 2020, the Company Stock Option Plan (“CSOP’’) was approved at the extraordinary general shareholders’ meeting of Keiretsu and approved on June 30, 2021, at the extraordinary general shareholders’ meeting of Nuvini as part of the merger. The Company issues equity settled share-based payments to executives of the Group and advisors. The Group measures the cost of transactions settled with shares to its employees, based on the fair value of the equity instruments on the date of their grant.

Share option plan

As of December 31, 2024, 2023, and 2022, the Company had 1,949,796, 1,949,796, and 13,401,980 options outstanding, respectively. Generally, upon completion of the first year of employment, one-third of options will vest, and the remainder will vest monthly over the next three years. If the options remain unexercised after a period of five years after the date of grant, the options expire. Upon consumption of the business combination, all unvested shares were subject to a 50% acceleration and 50% of the unvested awards granted under the historical stock option plan to employees automatically vest, with the remainder being forfeited. The total expense recognized as of December 31, 2024, 2023, and 2022, resulting from share-based option awards was R$0.9 million, R$6.3 million, and R$9.9 million, respectively, in general and administrative expenses in the statement of loss.

The fair value of each share option award was estimated at the time of grant for each option using the Black-Scholes option pricing model. The Company did not grant any options during the year ended December 31, 2024. The key assumptions used for options granted during the years ended December 31, 2023 and 2022, were as follows:

	2023	2022
Exercise price	R$2.32	R$2.32
Fair value of common share	R$2.70 - R$3.26	R$2.70 - R$3.26
Volatility	54.9% - 58.4%	54.9% - 58.4%
Risk-free interest rate	10.63% - 12.52%	10.63% - 12.52%
Dividend yield	0%	0%
Expected option life	5 - 7 years	5 - 7 years

Expected volatility was determined using historical and implied stock price volatility from guideline companies, adjusted for size and leverage. As a result, the fair value of the share options ranged between per option for the year ended December 31, 2023, and 2022. No options were granted during the year ended December 31, 2024.

The number and weighted average exercise price of share options were as follows:

	2024		2023		2022
	Weighted Average Exercise Price (R$)	Number of Options	Weighted Average Exercise Price (R$)	Number of Options	Weighted Average Exercise Price (R$)	Number of Options
Outstanding at January 1	2.32	1,949,796	1.91	13,401,980	1.07	14,114,763
Granted	2.32	-	2.32	-	2.32	10,401,980
Forfeited/canceled	2.32	(529,136)	2.32	-	1.22	(11,114,763)
Exercised	2.32	(627)
Conversion of stock option subject to conversion ratio(i)	-	-		1,949,796
Outstanding at December 31	2.32	1,420,034	2.32	1,949,796	1.91	13,401,980
Exercisable at the end of the year	2.32	1,365,781	2.32	1,631,370	0.50	2,250,000

As of December 31, 2023, there were 11,213,267 options exercisable of Nuvini Holdings Limited, which converted into 1,631,370 options of Nvni Group Limited. No options had been exercised or had expired and the options outstanding had a weighted average remaining contractual life of 3.56 years. During the transfer of outstanding shares from Nuvini Holdings Limited to Nvni Group Limited, a conversion ratio(i) of 0.145485724 was applied to the issuance of ordinary shares by Nvni Group Limited. This conversion ratio was derived from the Company’s valuation on the date of issuance, amounting to $240.2 million, divided by the fully diluted share count of 165,079,167, resulting in a per-share value of $1.454857238. This value was then divided by the pre-IPO share price of $10.00 to determine the final conversion ratio.

Equity Incentive Plan

Following the completion of the business combination, which occurred after the special meeting of stockholders on September 28, 2023, and the subsequent finalization of the combination, the Nuvini board of directors adopted and shareholders approved, an equity incentive plan in which eligible participants may include members of Nuvini management, Nuvini employees, certain members of the Nuvini Board and consultants of Nuvini and its subsidiaries. Beneficiaries under the equity incentive plan will be granted equity awards pursuant to the terms and conditions of the equity incentive plan and any applicable award agreement. The final eligibility of any beneficiary to participate in, and the terms and conditions of, the applicable equity awards will be determined by the Nuvini Board. Pursuant to the Business Combination Agreement, the equity incentive plan has initially reserved a total of 1,143,650 Ordinary Shares.